CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Apr. 27, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Apr. 27, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(11,371)	(11,371)
Balance at the end at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)		(5,712,733)
Net loss			(590,409)	(590,409)
Balance at the end at Mar. 31, 2022	$ 324	1,605,560	(601,780)	1,004,104
Balance at the end (in shares) at Mar. 31, 2022	3,251,000
Balance at the beginning at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,312,809)
Balance at the end at Jun. 30, 2022	$ 324	1,605,560	(1,324,180)	281,704
Balance at the end (in shares) at Jun. 30, 2022	3,251,000
Balance at the beginning at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)	(1,149,975)	(6,862,708)
Net loss			(700,925)	(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Balance at the beginning at Mar. 31, 2022	$ 324	1,605,560	(601,780)	1,004,104
Balance at the beginning (in shares) at Mar. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(722,400)	(722,400)
Balance at the end at Jun. 30, 2022	$ 324	1,605,560	(1,324,180)	281,704
Balance at the end (in shares) at Jun. 30, 2022	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)		(1,094,366)
Accretion of Common Stock subject to possible redemption to redemption value		(81,173)	(89,488)	(170,661)
Net loss			(171,611)	(171,611)
Balance at the end at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the end (in shares) at Mar. 31, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	$ 1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(504,148)
Balance at the end at Jun. 30, 2023	$ 324		(2,551,440)	(2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000
Balance at the beginning at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the beginning (in shares) at Mar. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value			(95,533)	(95,533)
Net loss			(332,537)	(332,537)
Balance at the end at Jun. 30, 2023	$ 324		$ (2,551,440)	$ (2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000